T. ROWE PRICE FLOATING RATE ETF

February 28, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 87.1% (1)
Aerospace & Defense 3.7%
Bleriot US Bidco, FRN, 3M TSFR + 2.50%, 6.172%, 10/31/30 (2)	1,888	1,887
Brown Group Holding, FRN, 3M TSFR + 2.50%, 6.170%, 7/1/31 (2)	3,848	3,854
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.00%, 5.673%, 10/31/31 (2)	2,239	2,245
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.00%, 5.673%, 10/31/31 (2)	852	854
Kaman, FRN, 3M TSFR + 1.50%, 2.007%, 2/26/32 (3)	57	56
Kaman, FRN, 1M TSFR + 2.50%, 6.173%, 2/26/32 (2)	726	725
KKR Apple Bidco, FRN, 1M TSFR + 2.50%, 6.173%, 9/23/31	560	560
Mahseer Holdings, FRN, 1M TSFR + 3.25%, 2/5/33 (2)	91	91
Mahseer Holdings, 1M TSFR + 3.25%, 2/5/33 (2)	14	14
TransDigm, FRN, 1M TSFR + 2.25%, 5.923%, 3/22/30 (2)	1,778	1,776
TransDigm, FRN, 1M TSFR + 2.50%, 6.160%, 2/10/33 (2)	360	360
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 2/28/31 (2)	4,499	4,498
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 1/19/32 (2)	228	228
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 8/19/32 (2)	2,381	2,379
		19,527
Airlines 0.5%
American Airlines, FRN, 3M TSFR + 2.25%, 5.918%, 4/20/28 (2)	2,881	2,875
		2,875
Automotive 3.8%
American Axle & Manufacturing, FRN, 1M TSFR + 3.25%, 6.910%, 2/3/33 (2)	785	781
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 7.787%, 4/6/28 (2)	4,654	4,633
Belron Finance, FRN, 3M TSFR + 2.00%, 5.660%, 10/16/31 (2)	1,621	1,620
Clarios Global, FRN, 1M TSFR + 2.50%, 6.173%, 5/6/30 (2)	2,187	2,179
Clarios Global, FRN, 1M TSFR + 2.75%, 6.423%, 1/28/32 (2)	4,431	4,416
Mavis Tire Express Services, FRN, 1M TSFR + 3.00%, 6.673%, 5/4/28 (2)	3,993	3,982
Tenneco, FRN, 3M TSFR + 5.00%, 8.756%, 11/17/28 (2)	570	561
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.173%, 1/30/31 (2)	1,941	1,929
		20,101
Broadcasting 3.9%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 7.787%, 8/21/28	1,380	1,384
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29 (2)	4,577	4,318
EW Scripps, FRN, 1M TSFR + 3.35%, 7.132%, 11/30/29 (2)	1,102	1,066
EW Scripps, FRN, 1M TSFR + 5.75%, 9.532%, 6/30/28 (2)	941	948
Gray Television, FRN, 1M TSFR + 3.00%, 6.786%, 12/1/28 (2)	355	354
Gray Television, FRN, 1M TSFR + 5.25%, 8.921%, 6/4/29	13	13
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.562%, 5/1/29 (2)	1,586	1,369
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 8.760%, 2/3/33 (2)	6,205	5,834
Nexstar Broadcasting, FRN, 1M TSFR + 2.50%, 6.173%, 6/28/32 (2)	1,416	1,414
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.087%, 12/31/29 (2)	448	381
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30	441	327
Univision Communications, FRN, 1M TSFR + 3.25%, 7.037%, 1/31/29 (2)	2,568	2,552
Univision Communications, FRN, 1M TSFR + 3.50%, 7.287%, 1/31/29 (2)	569	567

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Univision Communications, FRN, 3M TSFR + 4.25%, 7.922%, 6/24/29 (2)	393	388
		20,915
Building Products 1.4%
Chamberlain Group, FRN, 1M TSFR + 2.75%, 6.423%, 9/8/32 (2)	1,942	1,934
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.923%, 7/8/30 (2)	1,103	1,064
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.423%, 3/28/31 (2)	1,333	1,322
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.923%, 1/30/32 (2)	3,382	3,379
		7,699
Cable Operators 1.0%
Cable One, FRN, 1M TSFR + 2.00%, 5.787%, 5/3/28 (2)	363	342
CSC Holdings, FRN, 3M TSFR + 1.50%, 6.450%, 4/15/27 (2)	2,081	1,795
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.167%, 2/17/31 (2)	1,193	1,191
DirecTV Financing, FRN, 3M TSFR + 5.25%, 9.178%, 8/2/29 (2)	795	794
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 4.394%, 9/25/29 (4)	975	844
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 7.673%, 6/26/29 (5)	49	49
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 3.558%, 6/26/29 (3)(5)	146	146
		5,161
Chemicals 1.4%
Nouryon Finance, FRN, 6M TSFR + 3.25%, 6.828%, 4/3/28 (2)	3,257	3,252
Nouryon Finance, FRN, 3M TSFR + 3.25%, 6.917%, 4/3/28 (2)	128	127
Qnity Electronics, FRN, 6M TSFR + 2.00%, 5.698%, 11/1/32 (2)	1,985	1,991
W.R. Grace, FRN, 3M TSFR + 3.00%, 6.689%, 8/19/32 (2)	773	772
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.423%, 8/1/30 (2)	1,449	1,446
		7,588
Consumer Products 1.1%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.023%, 2/7/29 (2)	1,346	1,340
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 5.923%, 12/21/28 (2)	631	629
Bulldog Purchaser, FRN, 3M TSFR + 3.25%, 6.913%, 2/4/33 (2)	905	902
Lavender Dutch BorrowerCo, FRN, 3M TSFR + 3.25%, 6.935%, 12/30/32 (2)	870	868
Life Time Fitness, FRN, 1M TSFR + 2.00%, 5.671%, 11/5/31 (2)	1,027	1,027
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/29 (2)	840	843
		5,609
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.019%, 12/31/27 (EUR)	60	65
Charter NEX US, FRN, 1M TSFR + 2.50%, 6.171%, 11/29/30 (2)	5,370	5,364
Proampac PG Borrower, 3M TSFR + 4.00%, 2/22/33 (2)(5)	290	286
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.663%, 9/15/28	1,927	1,898
		7,613
Energy 1.5%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.160%, 2/11/30 (2)	678	679
CPPIB OVM Member US, FRN, 1M TSFR + 2.25%, 5.922%, 8/20/31	564	563

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Deep Blue Operating I, FRN, 1M TSFR + 2.75%, 6.421%, 10/1/32 (2)	1,480	1,485
Goodnight Water Solutions, FRN, 1M TSFR + 4.00%, 7.673%, 6/4/29 (2)	872	870
M6 ETX Holdings II Midco, FRN, 1M TSFR + 2.50%, 6.173%, 4/1/32 (2)	904	906
NGL Energy Partners, FRN, 1M TSFR + 3.50%, 7.173%, 2/3/31 (2)	2,614	2,614
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.25%, 5.911%, 8/16/30 (2)	1,020	1,020
		8,137
Entertainment & Leisure 3.4%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 10.667%, 1/4/29	2,783	2,723
Cinemark USA, FRN, 3M TSFR + 2.25%, 5.923%, 5/24/30 (2)	309	309
Crown Finance US, FRN, 1M TSFR + 4.50%, 8.171%, 12/2/31 (2)	3,983	3,864
Delta 2 (LUX), FRN, 3M TSFR + 1.75%, 5.422%, 9/10/31 (2)	2,175	2,176
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.423%, 3/24/32 (2)	3,701	3,686
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.664%, 11/21/31 (2)	5,335	5,337
United Talent Agency, FRN, 1M TSFR + 3.00%, 6.660%, 6/10/32 (2)(5)	84	84
		18,179
Financial 14.4%
Acrisure, FRN, 1M TSFR + 3.00%, 6.673%, 11/6/30 (2)	3,513	3,396
Acrisure, FRN, 1M TSFR + 3.25%, 6.923%, 6/21/32	2,227	2,158
Alera Group, FRN, 1M TSFR + 2.75%, 6.423%, 5/30/32 (2)	3,818	3,626
Alera Group, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/33	5,750	5,624
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.173%, 9/19/31	3,207	3,129
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.25%, 6.917%, 6/13/30	473	472
Aretec Group, FRN, 1M TSFR + 3.00%, 6.673%, 8/9/30	955	921
BCPE Pequod Buyer, FRN, 3M TSFR + 2.75%, 6.417%, 11/25/31 (2)	2,695	2,602
Blackstone Mortgage Trust, FRN, 1M TSFR + 2.50%, 6.173%, 12/10/30 (2)	461	460
Chicago US Midco III, FRN, 3M TSFR + 1.25%, 1.250%, 11/1/32 (3)	95	93
Chicago US Midco III, FRN, 1M TSFR + 2.50%, 6.173%, 11/1/32	639	630
Citadel Securities, FRN, 3M TSFR + 2.00%, 5.672%, 10/31/31 (2)	250	249
Citco Funding, FRN, 3M TSFR + 2.00%, 5.667%, 1/30/33 (2)	490	484
Daintree BidCo, FRN, 1M TSFR + 4.50%, 11/24/32 (2)(5)	1,315	1,295
Edelman Financial Center, FRN, 1M TSFR + 3.00%, 6.673%, 4/7/28	2,716	2,694
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 8.923%, 10/6/28	2,644	2,615
EP Wealth Advisors, FRN, 3M TSFR + 3.00%, 6.672%, 10/18/32	630	624
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.173%, 9/15/31	6,335	5,963
GEN II Fund Services, FRN, 3M TSFR + 2.75%, 6.422%, 11/26/31 (5)	352	343
GTCR Everest Borrower, FRN, 3M TSFR + 2.50%, 6.160%, 9/5/31 (2)	1,504	1,473
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.413%, 2/3/32 (2)(5)	4,652	4,580
HUB International, FRN, 3M TSFR + 2.25%, 5.920%, 6/20/30	6,424	6,347
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.673%, 12/15/31	2,746	2,656
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.00%, 6.664%, 2/2/33 (2)	3,456	3,313
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.160%, 3/5/32	606	597
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.673%, 7/2/31	2,231	2,146
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.923%, 7/2/32	2,990	2,981
Orion Advisor Solutions, FRN, 3M TSFR + 2.75%, 6.421%, 9/9/30 (2)	534	513
Osaic Holdings, FRN, 3M TSFR + 2.50%, 6.164%, 7/30/32	2,657	2,568

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ryan Specialty Group, FRN, 1M TSFR + 2.00%, 5.673%, 9/15/31 (2)	248	247
Sedgwick Claims Management Services, FRN, 1M TSFR + 2.50%, 6.173%, 7/31/31 (2)	6,687	6,463
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.288%, 10/7/32 (2)	925	923
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.422%, 5/6/32	4,853	4,809
USI, FRN, 3M TSFR + 2.25%, 5.922%, 9/29/30	10	10
		77,004
Food 1.0%
1440 Food Topco, FRN, 1M TSFR + 5.00%, 8.673%, 10/31/31	317	285
Celsius Holdings, FRN, 3M TSFR + 2.50%, 6.172%, 4/1/32	782	786
Chobani, FRN, 1M TSFR + 2.25%, 5.923%, 10/28/32 (2)	2,477	2,483
Primo Brands, FRN, 3M TSFR + 2.25%, 5.922%, 3/31/28 (2)	1,152	1,151
Simply Good Foods USA, FRN, 3M TSFR + 2.00%, 5.673%, 3/17/30 (2)	261	262
Snacking Investments Bidco, FRN, 3M TSFR + 3.00%, 6.667%, 10/29/32 (2)	585	584
		5,551
Gaming 1.2%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.923%, 2/6/30 (2)	1,365	1,354
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.923%, 2/6/31 (2)	1,602	1,585
Light and Wonder International, FRN, 1M TSFR + 2.00%, 5.677%, 4/16/29 (2)	707	706
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.922%, 8/1/30	564	531
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.537%, 3/13/28	191	177
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 8.086%, 12/11/28	965	928
Voyager Parent, FRN, 3M TSFR + 4.25%, 7.911%, 7/1/32 (2)	983	978
		6,259
Health Care 9.5%
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.00%, 6.673%, 8/1/32 (2)	344	344
Argent Finco, FRN, 1M TSFR + 2.50%, 11/22/32 (2)	1,320	1,324
Athenahealth Group, FRN, 1M TSFR + 2.75%, 6.423%, 2/15/29 (2)	3,012	2,929
Bausch & Lomb, FRN, 1M TSFR + 3.75%, 7.423%, 1/15/31 (2)	2,344	2,343
Bausch Health, FRN, 1M TSFR + 6.25%, 9.923%, 10/8/30 (2)	2,326	2,262
Ceva Sante Animale, FRN, 3M TSFR + 2.75%, 6.389%, 11/8/30 (2)	247	247
Concentra Health Services, FRN, 1M TSFR + 2.00%, 5.673%, 7/26/31	583	585
Dechra Pharmaceuticals Holdings, FRN, 3M TSFR + 2.75%, 6.387%, 1/27/32 (2)	432	432
Global Medical Response, FRN, 3M TSFR + 3.50%, 7.170%, 10/1/32 (2)	755	754
Hanger, FRN, 1M TSFR + 3.50%, 5.664%, 10/23/31 (3)	98	98
Hanger, FRN, 1M TSFR + 3.50%, 7.173%, 10/23/31 (2)	918	920
Heartland Dental, FRN, 1M TSFR + 3.75%, 7.423%, 8/25/32 (2)	1,347	1,343
Hologic, FRN, 1M TSFR + 2.25%, 1/14/33 (2)	4,260	4,207
Hopper Merger Sub, FRN, 1/5/34 (2)(5)	7,725	7,648
Inception Holdco, FRN, 3M TSFR + 3.25%, 6.922%, 4/9/31	836	840
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.152%, 5/17/31 (2)	895	894
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.422%, 5/17/31 (2)	2,012	2,012
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.673%, 1/21/30	531	530
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/28 (2)	520	521
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/30 (2)	4,936	4,944

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Opal Bidco, FRN, 3M TSFR + 3.00%, 6.686%, 4/28/32 (2)	5,969	5,960
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.172%, 4/16/32 (2)	389	325
QuidelOrtho, FRN, 1M TSFR + 4.00%, 7.673%, 8/20/32 (2)	519	518
SAM Bidco SAS, FRN, 1M TSFR + 4.00%, 7.673%, 12/13/27	697	697
Star Parent, FRN, 3M TSFR + 4.00%, 7.672%, 9/27/30 (2)	317	306
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.173%, 12/19/30 (2)	3,754	3,755
Team Health Holdings, FRN, 3M TSFR + 4.00%, 7.661%, 6/30/28 (2)	2,084	2,080
US Renal Care, FRN, 1M TSFR + 5.00%, 8.787%, 6/28/28 (2)	1,081	1,021
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.673%, 10/22/29 (2)(5)	1,180	1,170
		51,009
Information Technology 12.9%
Applied Systems, FRN, 1M TSFR + 2.25%, 5.924%, 2/24/31 (2)	6,002	5,874
Applied Systems, FRN, 3M TSFR + 4.50%, 8.172%, 2/23/32	2,135	2,101
Avalara, FRN, 3M TSFR + 2.75%, 6.422%, 3/26/32	3,070	2,843
Central Parent, FRN, 3M TSFR + 3.25%, 6.922%, 7/6/29	526	328
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%, 3/21/31 (2)	1,859	1,722
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%, 8/13/32 (2)	3,803	3,519
ConnectWise, FRN, 3M TSFR + 3.50%, 7.434%, 9/29/28	595	533
Delivery Hero, FRN, 3M TSFR + 5.00%, 8.639%, 12/12/29	1,742	1,736
Delta TopCo, FRN, 3M TSFR + 5.25%, 8.914%, 11/29/30	620	528
Disco Parent, FRN, 3M TSFR + 3.00%, 6.673%, 8/6/32 (2)(5)	1,277	1,242
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.022%, 4/11/31	585	519
ECI Macola Max Holding, FRN, 3M TSFR + 2.75%, 6.422%, 5/9/30 (2)	1,038	1,004
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.173%, 10/9/29 (2)	4,705	4,543
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32	3,943	3,785
Epicor Software, FRN, 1M TSFR + 2.50%, 6.173%, 5/30/31 (2)	7,520	7,283
Fleet Midco I, FRN, 3M TSFR + 2.75%, 6.419%, 2/21/31 (2)(5)	2,202	2,194
Go Daddy Operating, FRN, 1M TSFR + 1.75%, 5.423%, 11/9/29	5	5
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.673%, 12/6/32	610	555
Kaseya, FRN, 1M TSFR + 3.00%, 6.673%, 3/22/32	1,200	1,083
Kaseya, FRN, 1M TSFR + 5.00%, 8.673%, 3/21/33	1,915	1,545
McAfee, FRN, 1M TSFR + 3.00%, 6.673%, 3/1/29	3,626	3,145
MH Sub I, FRN, 1M TSFR + 4.25%, 7.923%, 5/3/28	1,437	1,163
MH Sub I, FRN, 1M TSFR + 4.25%, 7.923%, 12/31/31	1,349	914
MH Sub I, FRN, 1M TSFR + 6.25%, 9.923%, 2/23/29	1,100	787
ORION US Finco, FRN, 3M TSFR + 3.50%, 7.150%, 10/8/32	1,150	1,128
ORION US Finco, FRN, 3M TSFR + 5.50%, 9.150%, 10/11/33 (2)	620	616
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 8.672%, 5/9/33	1,933	1,440
Proofpoint, FRN, 3M TSFR + 3.00%, 6.672%, 8/31/28 (2)	2,395	2,289
RealPage, FRN, 3M TSFR + 3.00%, 6.934%, 4/24/28 (2)	281	259
RealPage, FRN, 3M TSFR + 3.75%, 7.422%, 4/24/28 (2)	701	652
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 7.673%, 9/8/32 (2)	2,465	2,383
Sandisk, FRN, 3M TSFR + 3.00%, 6.669%, 2/20/32 (2)	97	97
SolarWinds Holdings, FRN, 3M TSFR + 4.00%, 7.701%, 4/16/32	359	307
SS&C Technologies, FRN, 1M TSFR + 2.00%, 5.673%, 5/9/31 (2)	144	143
Trio Bidco, FRN, 3M TSFR + 0.50%, 0.500%, 10/29/32 (2)(3)	213	206

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.672%, 10/8/32 (2)	2,022	1,956
X, 9.500%, 10/26/29 (2)	3,655	3,832
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29 (2)	3,807	3,815
X.AI, FRN, 3M TSFR + 7.25%, 10.922%, 6/28/30 (2)	704	730
X.AI, FRN, 12.500%, 6/28/30 (2)	230	260
		69,064
Manufacturing 6.0%
Alliance Laundry Systems, FRN, 3M TSFR + 2.25%, 5.919%, 8/19/31 (2)	361	360
Altar Bidco, FRN, 12M TSFR + 3.10%, 6.783%, 2/1/29 (2)	825	819
Bettcher Industries, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28 (2)	1,111	1,116
CompoSecure Holdings, FRN, 1M TSFR + 2.25%, 5.910%, 1/14/33 (2)	863	858
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.171%, 9/28/28 (2)	3,055	2,993
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%, 6.922%, 11/26/32 (2)	6,112	6,128
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 9.934%, 5/21/29 (5)	1,832	1,841
Filtration Group, FRN, 1M TSFR + 2.75%, 6.423%, 10/21/28 (2)	4,720	4,723
LSF12 Helix Parent, FRN, 1M TSFR + 3.50%, 7.173%, 1/22/33 (2)	910	909
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.423%, 7/29/29	4,633	4,633
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.128%, 6/21/28 (2)	2,712	2,712
Madison IAQ, FRN, 6M TSFR + 2.75%, 6.378%, 11/8/32 (2)	337	337
Madison Safety & Flow, FRN, 1M TSFR + 2.50%, 6.173%, 9/26/31 (2)	734	733
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.423%, 10/15/32 (2)	3,187	3,184
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.418%, 2/20/30	313	314
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%, 6.667%, 3/2/28 (2)	595	595
		32,255
Metals & Mining 0.2%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.423%, 8/18/30 (2)	1,064	1,064
		1,064
Miscellaneous 0.5%
Alpha Generation, FRN, 1M TSFR + 1.75%, 5.423%, 9/30/31 (2)	2,902	2,890
		2,890
Other Telecommunications 1.4%
Level 3 Financing, FRN, 1M TSFR + 3.25%, 6.923%, 3/29/32 (2)	4,880	4,887
QualityTech, FRN, 1M TSFR + 3.50%, 7.173%, 11/4/31 (2)	1,092	1,083
Windstream Services, FRN, 1M TSFR + 4.00%, 7.673%, 10/6/32 (2)(5)	915	915
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 6.731%, 3/11/30 (2)(4)	747	717
		7,602
Restaurants 0.8%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 6.938%, 6/29/29 (2)	1,078	997
IRB Holding, FRN, 1M TSFR + 2.50%, 6.173%, 12/15/30 (2)	3,006	2,993
		3,990
Retail 1.6%
Boots Group Bidco, FRN, 3M TSFR + 3.25%, 6.956%, 8/30/32 (2)	1,700	1,701
Evergreen Acqco 1, FRN, 3M TSFR + 3.00%, 6.701%, 9/17/32 (2)	531	531

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
LSF9 Atlantis Holdings, FRN, 3M TSFR + 3.75%, 7.422%, 3/29/29 (2)	2,399	2,389
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.421%, 1/28/31 (2)	1,166	1,162
PetSmart, FRN, 1M TSFR + 4.00%, 7.677%, 8/18/32 (2)	2,033	2,020
Sweetwater Borrower, FRN, 1M TSFR + 4.00%, 7.660%, 2/17/33 (2)(5)	450	450
		8,253
Satellites 1.3%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.173%, 9/27/29 (2)	2,553	2,548
Iridium Satellite, FRN, 1M TSFR + 2.25%, 5.923%, 9/20/30 (2)	602	579
Vantor Holdings, FRN, 1M TSFR + 4.50%, 2/28/33 (2)	2,305	2,270
ViaSat, FRN, 1M TSFR + 4.50%, 8.287%, 3/2/29 (2)	499	499
ViaSat, FRN, 1M TSFR + 4.50%, 8.292%, 5/30/30 (2)	848	847
		6,743
Services 7.2%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.664%, 5/21/31 (2)	2,880	2,878
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.923%, 8/20/32 (2)	6,951	6,947
Anticimex International AB, FRN, 3M TSFR + 2.90%, 6.560%, 11/17/31	898	899
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.673%, 12/11/28 (2)	1,858	1,765
Chrysaor Bidco, FRN, 3M TSFR + 3.25%, 6.900%, 10/30/31 (2)	823	820
Clearwater Analytics, FRN, 1M TSFR + 2.00%, 5.677%, 4/21/32 (2)	1,648	1,646
Crown Subsea Communications Holding, FRN, 1M TSFR + 3.00%, 6.673%, 1/30/31	536	537
Dayforce, FRN, 3M TSFR + 3.00%, 6.661%, 2/4/33 (2)	3,185	2,928
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.668%, 6/27/31 (2)(5)	1,854	1,799
Genuine Financial Holdings, FRN, 1M TSFR + 3.25%, 6.923%, 9/27/30	440	366
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.439%, 11/13/31	2,461	2,325
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 6.913%, 7/3/31 (2)	1,944	1,849
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.422%, 7/16/31	1,965	1,869
Renaissance Holding, FRN, 3M TSFR + 4.00%, 7.667%, 4/5/30	1,507	1,126
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.773%, 11/15/29	358	247
Sabre GLBL, FRN, 1M TSFR + 6.25%, 10.023%, 7/30/29	343	238
Salas O'Brien, FRN, 1M TSFR + 2.75%, 1.285%, 1/31/33 (2)(3)(5)	64	63
Salas O'Brien, FRN, 1M TSFR + 2.75%, 6.423%, 1/31/33 (2)(5)	396	395
Shift4 Payments, FRN, 3M TSFR + 2.00%, 5.652%, 7/3/32	569	568
Staples, FRN, 3M TSFR + 5.75%, 9.414%, 9/4/29	262	234
TK Elevator Midco, 1M TSFR + 2.75%, 4/30/30 (2)(5)	200	200
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.377%, 4/30/30	897	897
UKG, FRN, 3M TSFR + 2.50%, 6.167%, 2/10/31 (2)	7,777	7,345
Wash Multifamily Parent, FRN, 1M TSFR + 3.25%, 6.923%, 8/9/32 (2)	755	759
		38,700
Supermarkets 0.6%
BradyPlus Holdings, FRN, 3M TSFR + 3.50%, 7.190%, 12/29/32 (2)	1,080	1,070
EG America, FRN, 1M TSFR + 3.25%, 6.923%, 2/10/31 (2)	1,896	1,892
		2,962
Utilities 4.5%
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.923%, 2/26/32 (2)	2,618	2,611

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Compass Power Generation, FRN, 1M TSFR + 3.25%, 6.923%, 4/14/29	350	351
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.673%, 12/15/27 (2)	1,463	1,464
Cornerstone Generation, FRN, 3M TSFR + 2.25%, 5.917%, 8/11/32 (2)	2,708	2,711
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.173%, 5/30/31 (2)	1,277	1,280
INNIO Group Holding GmbH, FRN, 3M TSFR + 2.00%, 5.660%, 11/2/31	98	98
MRP Buyer, FRN, 3M TSFR + 3.25%, 5.461%, 6/4/32 (3)	74	74
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.922%, 6/4/32 (2)	670	669
Resilience Parent, FRN, 1M TSFR + 2.50%, 1/22/33 (2)	4,920	4,908
Resilience Parent, FRN, 1M TSFR + 2.50%, 1/22/33 (2)(5)	2,865	2,836
Talen Energy Supply, FRN, 3M TSFR + 2.00%, 5.672%, 11/25/32 (2)	1,968	1,971
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%, 5/17/30 (2)	1,702	1,706
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%, 12/15/31 (2)	2,630	2,634
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 5.672%, 5/21/29 (2)	971	970
		24,283
Wireless Communications 0.9%
Asurion, FRN, 1M TSFR + 4.25%, 8.023%, 8/19/28	21	21
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29 (2)	2,582	2,581
Asurion, B-12, FRN, 1M TSFR + 4.25%, 7.923%, 9/19/30 (2)	232	232
Asurion, B-13, FRN, 1M TSFR + 4.25%, 7.923%, 9/19/30 (2)	1,967	1,960
		4,794
Total Bank Loans (Cost $475,616)		465,827
CORPORATE BONDS 7.7%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (6)	440	448
		448
Automotive 0.8%
Ford Motor Credit, FRN, SOFR + 2.95%, 6.662%, 3/6/26	410	410
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (6)	4,265	4,035
		4,445
Broadcasting 1.0%
Gray Media, 9.625%, 7/15/32 (6)	625	649
Gray Media, 10.50%, 7/15/29 (6)	507	544
Neptune Bidco, 9.29%, 4/15/29 (6)	925	928
Neptune Bidco, 10.375%, 5/15/31 (6)	1,860	1,878
Neptune Bidco US, 9.50%, 2/15/33 (6)	570	558
Univision Communications, 9.375%, 8/1/32 (6)	645	682
		5,239
Building Products 0.1%
CP Atlas Buyer, 9.75%, 7/15/30 (6)	630	630
		630
Cable Operators 0.3%
CSC Holdings, 11.25%, 5/15/28 (6)	1,000	792

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
DirecTV Financing, 10.00%, 2/15/31 (6)	1,050	1,074
		1,866
Energy 0.3%
Aethon III BR, Acquisition Date: 9/5/25, Cost $328, 10.41%, 1/10/27 (5)(7)(8)	310	308
NGL Energy Partners, 8.125%, 2/15/29 (6)	110	114
Venture Global LNG, VR, 9.00%, (6)(9)(10)	440	385
Venture Global LNG, 9.50%, 2/1/29 (6)	280	300
Venture Global LNG, 9.875%, 2/1/32 (6)	175	185
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (6)	290	322
		1,614
Entertainment & Leisure 0.0%
Carnival, 7.00%, 8/15/29 (6)	145	152
		152
Financial 0.8%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (6)	535	535
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 6.75%, 4/15/28 (6)	540	546
Aretec Group, 10.00%, 8/15/30 (6)	258	275
Hightower Holding, 9.125%, 1/31/30 (6)	560	581
HUB International, 7.375%, 1/31/32 (6)	460	469
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (6)	450	467
Navient, 9.375%, 7/25/30	795	805
Ryan Specialty Group, 4.375%, 2/1/30 (6)	160	156
USI, 7.50%, 1/15/32 (6)	567	582
		4,416
Health Care 0.7%
1261229 BC, 10.00%, 4/15/32 (6)	290	301
CHS / Community Health Systems, 10.875%, 1/15/32 (6)	739	802
LifePoint Health, 9.875%, 8/15/30 (6)	510	545
LifePoint Health, 11.00%, 10/15/30 (6)	1,995	2,168
		3,816
Information Technology 0.9%
Cloud Software Group, 8.25%, 6/30/32 (6)	670	671
Cloud Software Group, 9.00%, 9/30/29 (6)	3,300	3,216
X.AI / X.AI Co Issuer, 12.50%, 6/30/30 (6)	960	1,093
		4,980
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (6)	390	430
		430
Other Telecommunications 0.5%
Level 3 Financing, 3.75%, 7/15/29 (6)	115	107
Level 3 Financing, 6.875%, 6/30/33 (6)	390	404
Level 3 Financing, 7.00%, 3/31/34 (6)	1,130	1,174

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
WULF Compute, 7.75%, 10/15/30 (6)	700	741
		2,426
Printing & Publishing 0.2%
Getty Images, 10.50%, 11/15/30 (6)	845	747
Getty Images, 11.25%, 2/21/30 (6)	485	425
		1,172
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 0.000%, 9/30/28 (6)	355	324
Service Properties Trust, 8.625%, 11/15/31 (6)	120	126
		450
Retail 0.1%
Men's Wearhouse, 9.00%, 2/1/31 (6)	50	52
Petco Health & Wellness, 8.25%, 2/1/31 (6)	570	556
		608
Services 0.3%
Allied Universal Holdco, 7.875%, 2/15/31 (6)	355	375
Sabre Financial Borrower, 11.125%, 6/15/29 (6)	625	602
Sabre GLBL, 10.75%, 11/15/29 (6)	34	25
UKG, 6.875%, 2/1/31 (6)	415	403
		1,405
Supermarkets 0.2%
eG Global Finance, 12.00%, 11/30/28 (6)	860	925
		925
Telephones 0.0%
Verizon Communications, FRN, SOFRINDX + 0.79%, 4.48%, 3/20/26	185	184
		184
Utilities 0.6%
NRG Energy, VR, 10.25%, (6)(9)(10)	530	585
Talen Energy Supply, 8.625%, 6/1/30 (6)	885	931
Vistra, VR, 8.00%, (6)(9)(10)	231	235
Vistra, VR, 8.875%, (6)(9)(10)	1,090	1,202
		2,953
Wireless Communications 0.6%
Asurion and Asurion Co-Issuer, 8.00%, 12/31/32 (6)	1,090	1,147
Asurion and Asurion Co-Issuer, 8.375%, 2/1/34 (6)	1,845	1,834
		2,981
Total Corporate Bonds (Cost $41,514)		41,140
PREFERRED STOCKS 0.2%
Financial 0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (5)(8)	—	346

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navacord, Class A, Acquisition Date: 2/4/26, Cost $498 (CAD) (5)(7)(8)	1	498
		844
Total Preferred Stocks (Cost $853)		844
SHORT-TERM INVESTMENTS 20.0%
Money Market Funds 20.0%
T. Rowe Price Government Reserve Fund, 3.73% (11)(12)	107,176	107,176
Total Short-Term Investments (Cost $107,176)		107,176
Total Investments in Securities 115.0% of Net Assets (Cost $625,159)		$614,987
Other Assets Less Liabilities (15.0%)		(80,364)
Net Assets 100.0%		$534,623

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2)	All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, was $599 and was valued at $590 (0.0% of net assets).
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	See Note 1. Level 3 in fair value hierarchy.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,433 and represents 7.4% of net assets.
(7)	Non-income producing
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,152 and represents 0.2% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Seven-day yield
(12)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
12M TSFR	Twelve month term SOFR (Secured overnight financing rate)
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note

T. ROWE PRICE FLOATING RATE ETF

PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co. Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	3	2	1
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	3	2	1
Total Bilateral Credit Default Swaps, Protection Sold			4	2
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/26	725	7	—	7
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/26	300	(4)	—	(4)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 3/20/26	2,600	(73)	—	(73)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 3.68% (SOFR + 0.00%) Quarterly, 6/20/26	2,200	(63)	—	(63)
Total Bilateral Total Return Swaps			—	(133)
Total Bilateral Swaps			4	(131)

*	Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Morgan Stanley	5/22/26	USD	284	EUR	239	$—
Morgan Stanley	5/22/26	USD	284	EUR	238	1
Morgan Stanley	5/22/26	USD	284	EUR	239	1
Morgan Stanley	5/22/26	USD	284	EUR	239	1
State Street	4/24/26	USD	501	CAD	678	3
Net unrealized gain (loss) on open forward currency exchange contracts						$6

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$1,270
Totals	$—#	$—	$1,270+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 2/28/26
T. Rowe Price Government Reserve Fund	$29,322	¤	¤	$107,176
	Total			$107,176^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1,270 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $107,176.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE FLOATING RATE ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$40,832	$308	$41,140
Bank Loans	—	441,127	24,700	465,827
Preferred Stocks	—	—	844	844
Short-Term Investments	107,176	—	—	107,176
Total	107,176	481,959	25,852	614,987
Swaps	—	13	—	13
Forward Currency Exchange Contracts	—	6	—	6
Total	$107,176	$481,978	$25,852	$615,006
Liabilities
Swaps	$—	$140	$—	$140
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $200,000 for the period

T. ROWE PRICE FLOATING RATE ETF

ended February 28, 2026. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/25	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 2/28/26
Investment in Securities
Bank Loans	$10,861	$(235)	$31,629	$(10,864)	$2,184	$(6,039)	$24,700
Preferred Stocks	360	(14)	498	—	—	—	844
Corporate Bonds	—	—	308	—	—	—	308
Total	$11,221	$(249)	$32,435	$(10,864)	$2,184	$(6,039)	$25,852
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1047-054Q3
02/26